Stock-Based Compensation	12 Months Ended
Dec. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock-Based Compensation
Stock-Based Compensation
Equinix Equity Awards
Equity Compensation Plans
In May 2000, the Company’s stockholders approved the adoption of the 2000 Equity Incentive Plan as the successor plan to the 1998 Stock Plan. Beginning in August 2000, the Company no longer issued additional grants under the 1998 Stock Plan, and unexercised options under the 1998 Stock Plan that are canceled due to an optionee’s termination may be reissued under the successor 2000 Equity Incentive Plan. Under the 2000 Equity Incentive Plan, nonstatutory stock options, restricted shares, restricted stock units, and stock appreciation rights may be granted to employees, outside directors and consultants at not less than 85% of the fair value on the date of grant, and incentive stock options may be granted to employees at not less than 100% of the fair value on the date of grant. Options granted prior to October 1, 2005 generally expire 10 years from the grant date, and equity awards granted to employees and consultants on or after October 1, 2005 will generally expire 7 years from the grant date, subject to continuous service of the optionee. Equity awards granted under the 2000 Equity Incentive Plan generally vest over 4 years. As of December 31, 2016, the Company had reserved a total of 16,636,172 shares for issuance under the 2000 Equity Incentive Plan of which 3,001,796 were still available for grant. The 2000 Equity Incentive Plan is administered by the Compensation Committee of the Board of Directors (the “Compensation Committee”), and the Compensation Committee may terminate or amend the plan, with approval of the stockholders as may be required by applicable law, at any time.
In May 2000, the Company’s stockholders approved the adoption of the 2000 Director Option Plan, which was amended and restated effective January 1, 2003. Under the 2000 Director Option Plan, each non-employee board member who was not previously an employee of the Company will receive an automatic initial nonstatutory stock option grant, which vests in four annual installments. In addition, each non-employee board member will receive an annual non-statutory stock option grant on the date of the Company’s regular Annual Meeting of Stockholders, provided the board member will continue to serve as a director thereafter. Such annual option grants shall vest in full on the earlier of a) the first anniversary of the grant, or b) the date of the regular Annual Meeting of Stockholders held in the year following the grant date. A new director who receives an initial option will not receive an annual option in the same calendar year. Options granted under the 2000 Director Option Plan will have an option price not less than 100% of the fair value on the date of grant and will have a 10-year contractual term, subject to continuous service of the board member. On December 18, 2008, the Company’s Board of Directors passed resolutions eliminating all automatic stock option grant mechanisms under the 2000 Director Option Plan, and replaced them with an automatic restricted stock unit grant mechanism under the 2000 Equity Incentive Plan. As of December 31, 2016, the Company had reserved 594,403 shares for issuance under the 2000 Director Option Plan of which 505,646 were still available for grant. The 2000 Director Option Plan is administered by the Compensation Committee and the Compensation Committee may terminate or amend the plan, with approval of the stockholders as may be required by applicable law, at any time.
In September 2001, the Company adopted the 2001 Supplemental Stock Plan, under which non-statutory stock options and restricted shares/restricted stock units may be granted to consultants and employees who are not executive officers or board members, at not less than 85% of the fair value on the date of grant. Options granted prior to October 1, 2005 generally expire 10 years from the grant date, and options granted on or after October 1, 2005 will generally expire seven years from the grant date, subject to continuous service of the optionee. Current stock options granted under the 2001 Supplemental Stock Plan generally vest over four years. As of December 31, 2016, the Company had reserved a total of 1,494,275 shares for issuance under the 2001 Supplemental Stock Plan, of which 260,498 were still available for grant. The 2001 Supplemental Stock Plan is administered by the Compensation Committee, and the plan will continue in effect indefinitely unless the Compensation Committee decides to terminate it earlier.
The 1998 Stock Plan, 2000 Equity Incentive Plan, 2000 Director Option Plan and 2001 Supplemental Stock Plan are collectively referred to as the “Equity Compensation Plans.”
Stock Options
Stock option activity under the Equity Compensation Plans is summarized as follows:

	Number of Shares Outstanding	Weighted Average Exercise Price per Share	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value (1) (Dollars in Thousands)
Stock options outstanding at December 31, 2013	148,055	$73.99
Stock options exercised	(71,780)	72.44
Additional shares granted due to special distribution	1,659	—
Stock options outstanding at December 31, 2014	77,934	73.84
Stock options exercised	(41,889)	64.18
Additional shares granted due to special distribution	1,454	—
Stock options expired	(250)	41.12
Stock options outstanding at December 31, 2015	37,249	82.06
Stock options exercised	(18,183)	80.10
Stock options outstanding at December 31, 2016	19,066	82.01	1.2	$5,251
Stock options vested and exercisable at December 31, 2016	19,066	82.01	1.2	$5,251
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(1)	The aggregate intrinsic value is calculated as the difference between the market value of the stock as of December 31, 2016 and the exercise price of the option.
The following table summarizes information about outstanding stock options as of December 31, 2016:

	Outstanding			Exercisable
Range of exercise prices	Number of Shares	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price	Number of Shares	Weighted Average Exercise Price
$28.56 to $54.22	1,585	1.89	$35.55	1,585	$35.55
$80.84 to $88.56	17,481	1.14	86.22	17,481	86.22
	19,066	1.2	82.01	19,066	82.01

The Company provides the following additional disclosures for stock options as of December 31 (in thousands):

	2016	2015	2014
Total fair value of stock options vested	$—	$—	$45
Total aggregate intrinsic value of stock options exercised (1)	4,712	7,198	9,227
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(1)	The intrinsic value is calculated as the difference between the market value of the stock on the date of exercise and the exercise price of the option.
Restricted Stock Units
Since 2008, the Company primarily grants restricted stock units to its employees, including executives and non-employee directors, in lieu of stock options. The Company generally grants restricted stock units that have a service condition only or have both a service and performance condition. Each restricted stock unit is not considered issued and outstanding and does not have voting rights until it is converted into one share of the Company’s common stock upon vesting. Restricted stock unit activity is summarized as follows:

	Number of Shares Outstanding	Weighted Average Grant Date Fair Value per Share	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value (1) (Dollars in Thousands)
Restricted stock units outstanding, December 31, 2013	1,509,382	$122.05
Restricted stock units granted	803,692	190.90
Additional shares granted due to special distribution	48,171	224.45
Restricted stock units released, vested	(703,393)	201.85
Restricted stock units canceled	(253,878)	179.71
Restricted stock units outstanding, December 31, 2014	1,403,974	114.56
Restricted stock units granted	711,990	236.89
Additional shares granted due to special distribution	51,432	297.03
Restricted stock units released, vested	(623,554)	173.79
Special distribution shares released	(19,966)	227.99
Restricted stock units canceled	(103,922)	198.67
Special distribution shares canceled	(3,516)	235.43
Restricted stock units outstanding, December 31, 2015	1,416,438	148.53
Restricted stock units granted	720,601	309.18
Additional shares granted due to special distribution	37	297.03
Restricted stock units released, vested	(655,584)	213.72
Special distribution shares released	(35,354)	269.94
Restricted stock units canceled	(93,940)	242.41
Special distribution shares canceled	(4,319)	272.84
Restricted stock units outstanding, December 31, 2016	1,347,879	192.59	1.2	$481,745
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(1)The intrinsic value is calculated based on the market value of the stock as of December 31, 2016.
The total fair value of restricted stock units vested and released during the years ended December 31, 2016, 2015 and 2014 was $227,359,000, $157,605,000 and $141,980,000, respectively.
Employee Stock Purchase Plan
In June 2004, the Company’s stockholders approved the adoption of the 2004 Employee Stock Purchase Plan (the “2004 Purchase Plan”) as a successor plan to a previous plan that ceased activity in 2005. A total of 500,000 shares have been reserved for issuance under the 2004 Purchase Plan, and the number of shares available for issuance under the 2004 Purchase Plan automatically increased on January 1 each year, beginning in 2005 and ending in 2014 by the lesser of 2% of the shares of common stock then outstanding or 500,000 shares. Effective November 25, 2014, 3,197 shares were added to the 2004 Purchase Plan, representing an anti-dilutive adjustment pursuant to the 2014 Special Distribution. Effective November 10, 2015, 9,020 shares were added to the 2004 Purchase Plan, representing an anti-dilutive adjustment pursuant to the 2015 Special Distribution. As of December 31, 2016, a total of 3,427,867 shares remained available for purchase under the 2004 Purchase Plan. The 2004 Purchase Plan permits eligible employees to purchase common stock on favorable terms via payroll deductions of up to 15% of the employee’s cash compensation, subject to certain share and statutory dollar limits. Two overlapping offering periods commence during each calendar year, on each February 15 and August 15 or such other periods or dates as determined by the Compensation Committee from time to time, and the offering periods last up to 24 months with a purchase date every six months. The price of each share purchased is 85% of the lower of a) the fair value per share of common stock on the last trading day before the commencement of the applicable offering period or b) the fair value per share of common stock on the purchase date. The 2004 Purchase Plan is administered by the Compensation Committee of the Board of Directors, and such plan will terminate automatically in June 2024 unless a) the 2004 Purchase Plan is extended by the Board of Directors and b) the extension is approved within 12 months by the Company’s stockholders.
The Company provides the following disclosures for the 2004 Purchase Plan as of December 31 (dollars, except shares):

	2016	2015	2014
Weighted-average purchase price per share	$217.91	$150.13	$144.95
Weighted average grant-date fair value per share of shares purchased	60.49	57.63	53.37
Number of shares purchased	150,044	182,175	166,384

The Company uses the Black-Scholes option-pricing model to determine the fair value of shares purchased under the 2004 Purchase Plan with the following weighted average assumptions for the years ended December 31:

	2016	2015	2014
Dividend yield	2.38-2.53%	2.65 - 2.81%	0%
Expected volatility	23%	31%	34%
Risk-free interest rate	0.36%	0.26%	0.19%
Expected life (in years)	1.04	1.25	1.25

Stock-Based Compensation Recognized in the Consolidated Statement of Operations
The Company generally recognizes stock-based compensation expense on a straight-line basis over the requisite service period of the awards. However, for awards with market conditions or performance conditions, stock-based compensation expense is recognized on a straight-line basis over the requisite service period for each vesting tranche of the award.
In October 2014, the Compensation Committee approved amendments to the terms of all outstanding restricted stock units (“RSUs”) granted prior to January 1, 2014 to provide for dividend equivalent rights (“DERs”) in the event of future dividends paid on the Company’s common stock.  The Compensation Committee also approved an adjustment to outstanding stock options, including those under the Company’s Employee Stock Purchase Plan (“ESPP”), to ensure that the cash portion of the 2014 Special Distribution would not negatively impact the intrinsic value of the options. Pursuant to the accounting standard for stock compensation, these actions affecting the terms of the awards are considered modifications for accounting purposes that resulted in incremental stock-based compensation expenses and will be recognized over the requisite service period for each vesting tranche of the award. The total charges associated with this modification are insignificant to the financial statements.
As of December 31, 2016, the total stock-based compensation cost related to unvested equity awards not yet recognized, net of estimated forfeitures, totaled $241,037,000 which is expected to be recognized over a weighted-average period of 2.05 years.
The following table presents, by operating expense, the Company’s stock-based compensation expense recognized in the Company’s consolidated statement of operations for the years ended December 31 (in thousands):

	2016	2015	2014
Cost of revenues	$13,086	$9,878	$8,511
Sales and marketing	43,030	36,847	30,084
General and administrative	100,032	86,908	79,395
Total	$156,148	$133,633	$117,990

The Company’s stock-based compensation recognized in the consolidated statement of operations was comprised of the following types of equity awards for the years ended December 31 (in thousands):

	2016	2015	2014
Stock options	$—	$1,679	$4,917
Restricted shares and restricted stock units	145,769	124,512	104,235
Employee stock purchase plan	10,379	7,442	8,838
Total	$156,148	$133,633	$117,990

Stock-based compensation for stock options for the year ended December 31, 2015 included $1,191,000 in as a result of the Company's acquisition of Bit-isle in November 2015. During the years ended December 31, 2016, 2015 and 2014, the Company capitalized $4,242,000, $2,987,000 and $3,958,000, respectively, of stock-based compensation expense as construction in progress in property, plant and equipment.